INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Gross carrying amount	$ 13,532	$ 13,126
Accumulated amortization	(10,332)	(9,361)
Accumulated impairment loss	(1,020)	(1,020)
Net carrying amount	2,180	2,745
Total amortization expenses	657	779	$ 1,897
Expected amortization expenses
2026	676
2027	676
2028	618
2029	0
2030	0
Impairment charges for intangible assets	0	0	$ 0
Technology Platform
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Customer base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,866	2,746
Accumulated amortization	(2,866)	(2,746)
Branding
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	6,755	6,472
Accumulated amortization	(4,785)	(3,937)
Net carrying amount	1,970	2,535
Members
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Software
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	75	72
Accumulated amortization	(75)	(72)
Internal Use Software
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,474	2,474
Accumulated amortization	(2,474)	(2,474)
Trademark/domain name
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210